DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of derivative transactions [Table Text Block]
	Years ended December 31,
	2024	2023
Net gain (loss) on copper price and fuel contracts (a)	15,679	(4,919)
Fair value adjustment on Florence copper stream derivative (b)	(10,880)	-
Gain (loss) on derivatives	4,799	(4,919)

Disclosure of derivative transaction [Table Text Block]
Date of
purchase	Contract	Quantity	Strike price	Period	Cost
Jan 2023	Copper collar	42 million lbs	US$3.75/ US$4.70 per lb	Jul 2023 - Dec 2023	Zero cost
Oct 2023	Copper put	21 million lbs	US$3.25 per lb	Jan 2024 - Mar 2024	1,632
Nov 2023	Copper put	21 million lbs	US$3.25 per lb	Apr 2024 - Jun 2024	1,556
Jan 2023	Fuel call options	12 million ltrs	US$1.00 per ltr	Jul 2023 - Dec 2023	941

Mar 2024	Copper collar	42 million lbs	US$3.75/ US$5.00 per lb	Jul 2024 - Dec 2024	1,985
Apr 2024	Copper collar	54 million lbs	US$4.00/ US$5.00 per lb	Jan 2025 - Jun 2025	2,563
Apr 2024	Copper collar	54 million lbs	US$4.00/ US$5.40 per lb	Jul 2025 - Dec 2025	2,222
Feb 2024	Fuel call options	12.5 million ltrs	US$0.79 per ltr	Feb 2024 - Jun 2024	165
Sept 2024	Fuel call options	18 million ltrs	US$0.65 per ltr	Jan 2025 - Jun 2025	561

Disclosure of gains (losses) associated with derivative instruments [Table Text Block]
	Years ended December 31,
	2024	2023
Net realized loss on settled copper options and collars	(5,177)	(1,041)
Net unrealized gain (loss) on outstanding copper options and collars	21,250	(2,677)
Realized loss on fuel call options	(165)	(2,004)
Unrealized gain (loss) on fuel call options	(229)	803
	15,679	(4,919)

Disclosure of outstanding copper price option contracts [Table Text Block]
	Quantity	Strike price	Period	Cost	Fair value
Copper collars	54 million lbs	US$4.00 per lb US$5.00 per lb	H1 2025	2,563	10,454
Copper collars	54 million lbs	US$4.00per lb US$5.40 per lb	H2 2025	2,222	16,114
Fuel call options	18 million ltrs	US$0.65 per ltr	H1 2025	561	332

Disclosure of fair value of Florence Copper Stream [Table Text Block]
Proceeds from Florence copper stream	54,842
Deferred financing fees	(1,086)
Fair value adjustment on Florence copper stream derivative	10,880
Unrealized foreign exchange gain	3,177
Florence copper stream as at December 31, 2024	67,813